FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 17, 2018 TO

PROSPECTUS DATED JULY 31, 2018, AS SUPPLEMENTED

1.

M. Jane McCart is no longer the manager primarily responsible for the day-to-day management of the High Yield Municipal Fund (the “Fund”). Adam M. Shane and Stephanie L. Woeppel will assume portfolio management responsibilities for the Fund. All references to Ms. McCart in the Prospectus are hereby deleted.

2.	The paragraph under the section entitled “FUND SUMMARIES – High Yield Municipal Fund – Management” on page 67 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the High Yield Municipal Fund. Adam M. Shane, Senior Vice President of Northern Trust Investments, Inc., and Stephanie L. Woeppel, Vice President of Northern Trust Investments, Inc., have been managers of the Fund since August 2018. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND MANAGEMENT” for the High Yield Municipal Fund on page 87 of the Prospectus is replaced with the following:

The managers for the High Yield Municipal Fund are Adam M. Shane, Senior Vice President of NTI, and Stephanie L. Woeppel, Vice President of NTI. Mr. Shane and Ms. Woeppel have been portfolio managers of the Fund since August 2018. Mr. Shane joined NTI in 2010 and has served as the director of fixed income research. Ms. Woeppel joined NTI in 2012 and has served as the director of municipal credit research and as a senior research analyst.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIX SPT (08/18)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 17, 2018 TO

SAI DATED JULY 31, 2018, AS SUPPLEMENTED

1.

M. Jane McCart is no longer the manager primarily responsible for the day-to-day management of the High Yield Municipal Fund (the “Fund”). Adam M. Shane and Stephanie L. Woeppel will assume portfolio management responsibilities for the Fund. All references to Ms. McCart in the SAI are hereby deleted.

2.	The information for the Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 110 of the SAI is replaced with the following:

Portfolio Manager(s)
High Yield Municipal Fund	Adam M. Shane and Stephanie L. Woeppel

3.	The following information for Adam M. Shane is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 111:

The table below discloses accounts within each type of category listed below for which Adam M. Shane* was jointly and primarily responsible for day-to-day portfolio management as of July 31, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0
*	Mr. Shane became a Portfolio Manager of the High Yield Municipal Fund effective August 2018.

4.	The following information for Stephanie L. Woeppel is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 111:

The table below discloses accounts within each type of category listed below for which Stephanie L. Woeppel* was jointly and primarily responsible for day-to-day portfolio management as of July 31, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0
*	Ms. Woeppel became a Portfolio Manager of the High Yield Municipal Fund effective August 2018.

5.	The following information, as of July 31, 2018, is added to the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 120 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Adam M. Shane****	High Yield Municipal Fund	None
Stephanie L. Woeppel****	High Yield Municipal Fund	None
****	Mr. Shane and Ms. Woeppel became Portfolio Managers of the High Yield Municipal Fund effective August 2018. Amounts shown are as of July 31, 2018.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NFSAIFIX (08/18)